SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Share based compensation	$ 2,052	$ 165
Total	13,350	1,200
General And Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Transaction cost	7,792
Advertising, Public and Investors Relations	1,526
Share based compensation	1,805	82
Professional services	718	545
Wages and salaries related	664	429
Travel expenses	379	4
Insurance	329	19
Office and maintenance	37	80
Depreciation and amortization	15	15
Others	$ 86	$ 26